COMMITMENTS AND CONTINGENCIES - Risk (Details) $ in Millions	12 Months Ended
Jan. 02, 2016 USD ($) customer
COMMITMENTS AND CONTINGENCIES
Concentration Risk (as a percent)	34.20%
Number of customers | customer	3
Short-term commitments for purchase of raw materials and production of finished goods | $	$ 107.5